Revision of Prior Period Financial Statements - Schedule of Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Professional Fees	$ 647,114	$ 109,465	$ 679,654	$ 515,279
Total Operating Expenses	949,255	138,471	1,033,387	776,398
Loss from Operations	(1,001,826)	(124,455)	(986,239)	(537,851)
Net Loss	$ (1,223,519)	(152,266)	(1,187,620)	(359,034)
Comprehensive Loss		$ (152,266)	$ (1,187,620)	$ (364,001)
Loss per Share - Basic and Diluted	$ (0.01)	$ 0.00	$ (0.02)	$ (0.01)
As Previously Reported [Member]
Professional Fees		$ 149,465		$ 570,852
Total Operating Expenses		178,471		831,971
Loss from Operations		(164,455)		(593,424)
Net Loss		(192,266)		(414,607)
Comprehensive Loss		$ (192,266)		$ (419,574)
Loss per Share - Basic and Diluted		$ 0.00		$ (0.01)
Revision [Member]
Professional Fees		$ (40,000)		$ (55,573)
Total Operating Expenses		(40,000)		(55,573)
Loss from Operations		40,000		(55,573)
Net Loss		40,000		(55,573)
Comprehensive Loss		$ 40,000		$ (55,573)
Loss per Share - Basic and Diluted